Total
BNY Mellon Select Managers Small Cap Growth Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 13 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Select Managers Small Cap Growth Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Select Managers Small Cap Growth Fund		Class A	Class C	Class I	Class Y
Management fees		0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.30%	0.44%	0.19%	0.12%
Total other expenses		0.55%	0.69%	0.19%	0.12%
Total annual fund operating expenses		1.45%	2.34%	1.09%	1.02%
Fee waiver and/or expense reimbursement	[1]	(0.15%)	(0.29%)	(0.04%)	(0.04%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.30%	2.05%	1.05%	0.98%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until September 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of Class A, C, I and Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and .98%, respectively. On or after September 29, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Select Managers Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	700	993	1,308	2,198
Class C	308	703	1,224	2,654
Class I	107	343	597	1,325
Class Y	100	321	559	1,244

Expense Example No Redemption - BNY Mellon Select Managers Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	700	993	1,308	2,198
Class C	208	703	1,224	2,654
Class I	107	343	597	1,325
Class Y	100	321	559	1,244

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90.57% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index, the fund's benchmark index. The fund's portfolio is constructed so as to have a growth tilt. The fund may invest up to 15% of its net assets in foreign securities (i.e., securities issued by companies organized under the laws of countries other than the U.S.).

The fund uses a "multi-manager" approach by selecting one or more sub-advisers to manage the fund's assets. The fund may hire, terminate or replace sub-advisers and modify material terms and conditions of sub-advisory arrangements without shareholder approval. The fund's assets are currently allocated among six sub-advisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)Class A

During the periods shown in the chart: Best Quarter Q2, 2020: 31.80% Worst Quarter Q1, 2020: -23.85% The year-to-date total return of the fund's Class A shares as of June 30, 2023 was 9.25%.
Average Annual Total Returns (as of 12/31/22)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class A shares, without reflecting any applicable sales charges for Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Select Managers Small Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(32.98%)	4.04%	8.35%
Class C	(30.05%)	4.52%	8.19%
Class I	(28.69%)	5.58%	9.31%
Class Y	(28.64%)	5.63%	9.42%
After Taxes on Distributions | Class A	(34.37%)	0.79%	5.94%
After Taxes on Distributions and Sale of Fund Shares | Class A	(18.52%)	2.70%	6.35%
Russell 2000® Growth Index reflects no deductions for fees, expenses or taxes	(26.36%)	3.51%	9.20%